Consolidated Shareholders' Equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	6 Months Ended
Jun. 30, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	1,957,057
Exercisable, number of options (in shares) | shares	1,743,657
From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	168,784
Weighted average residual life (years)	5 years 10 months 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 65.84
Exercisable, number of options (in shares) | shares	168,784
Weighted average exercise price per share, options exercisable (in euros per share)	€ 65.84
From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	1,181,369
Weighted average residual life (years)	2 years 11 months 8 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 74.40
Exercisable, number of options (in shares) | shares	967,969
Weighted average exercise price per share, options exercisable (in euros per share)	€ 73.89
From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	606,904
Weighted average residual life (years)	3 years 9 months 25 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 89.20
Exercisable, number of options (in shares) | shares	606,904
Weighted average exercise price per share, options exercisable (in euros per share)	€ 89.20
Bottom of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00